DELAWARE GROUP® INCOME FUNDS

Delaware Extended Duration Bond Fund (the "Fund")

Supplement to the Fund's Statement of Additional Information
 dated November 28, 2016

The following information replaces the section of the Fund's Statement of Additional Information entitled "Portfolio Managers —Other Accounts Managed":

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of July 31, 2016 unless otherwise noted. Any accounts managed in a personal capacity appear under "Other Accounts" along with the other accounts managed on a professional basis.
	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Wayne A. Anglace*
Registered Investment Companies	4	$2.1 billion	0	$0
Other Pooled Investment Vehicles	4	$246.6 million	2	$119.2 million
Other Accounts	11	$88.6 million	0	$0
Adam H. Brown
Registered Investment Companies	13	$12.2 billion	0	$0
Other Pooled Investment Vehicles	1	$297.7 million	0	$0
Other Accounts	4	$801.6 million	0	$0
Craig C. Dembek
Registered Investment Companies	10	$4.0 billion	0	$0
Other Pooled Investment Vehicles	2	$69.0 million	0	$0
Other Accounts	0	$0	0	$0
Roger A. Early
Registered Investment Companies	15	$22.4 billion	0	$0
Other Pooled Investment Vehicles	4	$689.2 million	0	$0
Other Accounts	47	$6.7 billion	0	$0
J. David Hillmeyer
Registered Investment Companies	11	$19.5 billion	0	$0
Other Pooled Investment Vehicles	3	$405.2 million	0	$0
Other Accounts	14	$3.0 billion	1	$635.8 million
Kashif Ishaq
Registered Investment Companies	2	$1.8 billion	0	$0
Other Pooled Investment Vehicles	1	$24.7 million	0	$0
Other Accounts	0	$0	0	$0
Paul A. Matlack
Registered Investment Companies	11	$4.1 billion	0	$0
Other Pooled Investment Vehicles	6	$871.9 million	0	$0

Other Accounts	2	$106.4 million	0	$0
John P. McCarthy
Registered Investment Companies	14	$14.4 billion	0	$0
Other Pooled Investment Vehicles	1	$297.7 million	0	$0
Other Accounts	0	$0	0	$0
Michael G. Wildstein
Registered Investment Companies	3	$8.7 billion	0	$0
Other Pooled Investment Vehicles	7	$954.6 million	0	$0
Other Accounts	13	$4.8 billion	1	$635.8 million
Brian C. McDonnell*
Registered Investment Companies	6	$11.2 billion	0	$0
Other Pooled Investment Vehicles	7	$1.0 billion	0	$0
Other Accounts	56	$5.3 billion	0	$0
*Wayne A. Anglace and Brian C. McDonnell became portfolio managers of Delaware Extended Duration Bond Fund in January 2017.  Information for Mssrs. Anglace and McDonnell is as of December 31, 2016.

Please keep this Supplement for future reference.

This Supplement is dated January 19, 2017.